LORD ABBETT MUNICIPAL INCOME TRUST

90 Hudson Street

Jersey City, NJ 07302

August 13, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Statement on Schedule 14A
of Lord Abbett Municipal Income Trust (the “Trust”)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to Section 14(a) of the Securities Exchange Act of 1934, enclosed for filing with the Commission please find a notice of meeting of shareholders to be held on November 5, 2010, preliminary proxy statement, and form of proxy card (collectively, the “Proxy”). The Proxy relates to the proposed reorganization of certain series of the Trust (each, a “Delaware Fund”), a Delaware statutory trust, into a corresponding “shell” series of the Lord Abbett Municipal Income Fund, Inc. (each, a “Maryland Fund”), a Maryland corporation, having exactly the same material attributes (each, a “Redomestication”). Because each Redomestication will be structured as a shell reorganization, each Maryland Fund will assume the performance history of its corresponding Delaware Fund. Assuming shareholder approval, each Redomestication would be implemented as soon as practicable following the shareholder meeting.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2225, Brooke A. Fapohunda at (201) 827-2279, or Matthew A. Chambers, Esq., of WilmerHale, counsel to the Company, at (202) 663-6591.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary